FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) SFr in Millions	12 Months Ended
Dec. 31, 2016 CHF (SFr)
Financial instruments
Gains/(losses) recorded into AOCI	SFr (1,451)
Gains/(losses) recorded into AOCI, Cumulatively	(693)
Gains/(losses) recorded into AOCI transferred to net income	0
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(29)
Gains/(losses) recorded into AOCI, Cumulatively	(34)
Gains/(losses) recorded into AOCI transferred to net income	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	0
Gains/(losses) recorded into AOCI, Cumulatively	(1)
Gains/(losses) recorded into AOCI transferred to net income	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(1,422)
Gains/(losses) recorded into AOCI, Cumulatively	(658)
Gains/(losses) recorded into AOCI transferred to net income	0
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(958)
Gains/(losses) recorded into AOCI, Cumulatively	(676)
Gains/(losses) recorded into AOCI transferred to net income	0
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(464)
Gains/(losses) recorded into AOCI, Cumulatively	27
Gains/(losses) recorded into AOCI transferred to net income	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	(1,384)
Gains/(losses) recorded into AOCI, Cumulatively	(750)
Gains/(losses) recorded into AOCI transferred to net income	0
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(29)
Gains/(losses) recorded into AOCI, Cumulatively	(34)
Gains/(losses) recorded into AOCI transferred to net income	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	0
Gains/(losses) recorded into AOCI, Cumulatively	(1)
Gains/(losses) recorded into AOCI transferred to net income	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(1,355)
Gains/(losses) recorded into AOCI, Cumulatively	(715)
Gains/(losses) recorded into AOCI transferred to net income	0
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(958)
Gains/(losses) recorded into AOCI, Cumulatively	(676)
Gains/(losses) recorded into AOCI transferred to net income	0
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(397)
Gains/(losses) recorded into AOCI, Cumulatively	(30)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0